Note 5 - Loans and Related Allowance for Loan and Lease Losses (Details Textual)	3 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loans and Leases Receivable, Deferred Income, Total	$ 1,600,000				$ 1,500,000				$ 1,600,000	$ 1,500,000
Financing Receivable, Modifications, Recorded Investment	4,400,000				5,400,000				4,400,000	5,400,000
Financing Receivable, Allowance for Credit Losses, Write-downs									$ 459,000	$ 509,000
Financing Receivable, Modifications, Subsequent Default, Number of Contracts										0
Number of Days Past Due									90 days
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans									$ 456,000	$ 437,000
Allowance for Loan and Lease Losses, Write-offs									1,118,000	1,154,000
Provision for Loan and Lease Losses, Total	210,000	$ 210,000	$ 210,000	$ 210,000	$ 430,000	$ 280,000	$ 170,000	$ 165,000
Real Estate Construction Porfolio Segment [Member]
Loans and Leases Receivable, Historical Loss Rate				(0.127%)				0.775%
Allowance for Loan and Lease Losses, Write-offs									0
Provision for Loan and Lease Losses, Total										$ 1,200,000
Threshold For Loans Evaluated For Impairment [Member]
Loans and Leases Receivable, before Fees, Gross, Total	500,000								500,000
Threshold For Loans Evaluated For Impairment [Member] | Outside Consultant [Member]
Loans and Leases Receivable, before Fees, Gross, Total	250,000								250,000
Threshold For Loans Evaluated For Impairment [Member] | Criticized Relationships [Member]
Financing Receivable, Gross	$ 125,000								$ 125,000